Litigations - Contingencies related to Samarco accident (Details) $ in Millions, R$ in Billions		1 Months Ended			12 Months Ended
	Apr. 23, 2019 company individual	Jan. 31, 2020 lawsuit	Jun. 30, 2018 BRL (R$)	Jun. 30, 2018 USD ($)	Dec. 31, 2016 BRL (R$) individual	Dec. 31, 2016 USD ($) individual	Feb. 07, 2020 USD ($)
Public civil claim filed by the Federal Government and others
Contingencies
Damages sought			R$ 20.2	$ 3,700	R$ 20.2	$ 3,700
Public civil action filed by Federal Prosecution Office
Contingencies
Damages sought			R$ 155.0	$ 28,300	R$ 155.0	$ 28,300
Settlement agreements, signed by TTAC and Tac Gov
Contingencies
Number of specific proceedings commenced | lawsuit		10
Criminal lawsuit
Contingencies
Number of defendants named in a legal action					22	22
Number of defendants whose criminal charges were dismissed	1
Number of companies which charges were withdrawn together with Samarco | company	2
Number of executives whose criminal accusation remained unaltered	1
Period to present a list of questions to be put together with the international cooperation for the testimony of the accusation witnesses residing in Canada	60 days
Class action lawsuits related to Vale's American Depositary Receipts
Contingencies
Amount agreed to be paid by the defendants | $							$ 25